Goodwill - Summary of Changes in Goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balnce	£ 6,982	£ 6,811
Goodwill ending balance	7,018	6,982
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balnce	6,982	6,811
Exchange adjustments	(276)	(39)
Additions through business combinations (Note 40)	342	210
Transfer to assets held for sale	(30)	0
Goodwill ending balance	£ 7,018	£ 6,982